Shareholders’ Equity (Details) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Jul. 12, 2021	Apr. 09, 2021	Jan. 25, 2021
Shareholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares subject to redemption (in Dollars)	$ 146,625,000	$ 0
Public warrants	7,187,500
Private placement warrants outstanding shares	7,250,000
Class of warrant or right, redemption of warrants or rights, stock price trigger (in Dollars per share)			18.00
Class of warrant or right, redemption price of warrants or rights (in Dollars per share)			0.01
Minimum threshold written notice period for redemption of warrants	30 days
Maximum threshold period for filing registration statement after business combination	20 days
Additional shares or equity issued, threshold common stock price per share (in Dollars per share)			$ 9.20
Percentage of gross proceeds on total equity proceeds			60.00%
Class of warrant or right, adjustment of exercise price of warrants or rights, percent, based on market value and newly issued price, scenario one			115.00%
Class of warrant or right, adjustment of exercise price of warrants or rights, percent, based on market value and newly issued price, scenario two			180.00%
Class A Ordinary Shares
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized		200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares issued		0	143,750
Ordinary shares subject to redemption (in Dollars)	$ 14,375,000
Ordinary shares, outstanding		0	143,750
Exercise price (in Dollars per share)			$ 11.50
Class A Ordinary Shares | Maximum
Shareholders’ Equity (Details) [Line Items]
Shares issued			143,750
Class B Ordinary Shares
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized		20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares issued			3,593,750
Ordinary shares, outstanding		0	3,593,750
Shares issued		0				5,000,000
Forfeited Shares				468,750	1,406,250
Common stock conversion, percentage	20.00%
Class B Ordinary Shares | Founder Shares | Maximum
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, outstanding					5,000,000
Class B Ordinary Shares | Founder Shares | Minimum
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, outstanding					3,593,750